DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment financial information
Revenues	$ 5,046,460	$ 5,468,921	$ 6,030,998
Employee benefit expenses and severance payments	(1,248,633)	(1,366,399)	(1,510,799)
Fees for services, maintenance, materials and supplies	(671,370)	(687,145)	(731,612)
Taxes and fees with the Regulatory Authority	(397,148)	(420,146)	(463,095)
Commissions and advertising	(283,237)	(320,316)	(365,292)
Programming and content costs	(291,518)	(308,550)	(378,320)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(733,800)	(827,504)	(924,556)
Adjusted EBITDA	1,420,754	1,538,861	1,657,324
Depreciation, amortization and impairment of Fixed Assets	(1,599,394)	(1,871,032)	(4,096,755)
Operating loss	(178,640)	(332,171)	(2,439,431)
Losses from associates and joint ventures	(13,994)	(5,014)	6,773
Financial results from borrowings	1,775,302	(1,684,704)	246,010
Other financial results, net	176,574	460,325	266,606
Income (loss) before income tax	1,759,242	(1,561,564)	(1,920,042)
Income tax benefit (expense)	(499,029)	898,403	219,213
Attributable to:
Controlling Company	1,234,786	(684,523)	(1,718,966)
Non-controlling interest	25,427	21,362	18,137
Profit (loss)	1,260,213	(663,161)	(1,700,829)
Eliminations
Segment financial information
Revenues	(28,088)	(25,900)	(39,926)
Employee benefit expenses and severance payments			6,650
Fees for services, maintenance, materials and supplies	6,379	4,049	10,182
Commissions and advertising	3,850	2,023	761
Other operating costs without depreciation, amortization and impairment of Fixed Assets	17,859	19,828	22,333
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	4,671,221	5,108,406	5,662,440
Employee benefit expenses and severance payments	(1,211,838)	(1,328,067)	(1,489,071)
Fees for services, maintenance, materials and supplies	(623,549)	(647,933)	(693,971)
Taxes and fees with the Regulatory Authority	(380,914)	(406,314)	(449,654)
Commissions and advertising	(193,708)	(256,793)	(302,846)
Programming and content costs	(252,287)	(267,746)	(331,549)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(678,481)	(773,375)	(872,774)
Adjusted EBITDA	1,330,444	1,428,178	1,522,575
Services rendered in Argentina | Amounts not adjusted for inflation
Segment financial information
Revenues	3,165,736	1,053,442	505,735
Employee benefit expenses and severance payments	(823,975)	(279,608)	(135,282)
Fees for services, maintenance, materials and supplies	(393,042)	(131,861)	(60,618)
Taxes and fees with the Regulatory Authority	(258,519)	(83,591)	(40,156)
Commissions and advertising	(133,932)	(52,319)	(27,422)
Programming and content costs	(172,422)	(55,317)	(29,442)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(429,466)	(145,951)	(75,866)
Adjusted EBITDA	954,380	304,795	136,949
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	1,505,485	4,054,964	5,156,705
Employee benefit expenses and severance payments	(387,863)	(1,048,459)	(1,353,789)
Fees for services, maintenance, materials and supplies	(230,507)	(516,072)	(633,353)
Taxes and fees with the Regulatory Authority	(122,395)	(322,723)	(409,498)
Commissions and advertising	(59,776)	(204,474)	(275,424)
Programming and content costs	(79,865)	(212,429)	(302,107)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(249,015)	(627,424)	(796,908)
Adjusted EBITDA	376,064	1,123,383	1,385,626
Other abroad segments
Segment financial information
Revenues	266,915	81,877	36,650
Employee benefit expenses and severance payments	(24,450)	(8,277)	(2,551)
Fees for services, maintenance, materials and supplies	(35,839)	(9,292)	(4,365)
Taxes and fees with the Regulatory Authority	(10,931)	(2,968)	(1,194)
Commissions and advertising	(62,477)	(13,346)	(5,868)
Programming and content costs	(25,570)	(8,532)	(4,285)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(47,831)	(15,714)	(6,571)
Adjusted EBITDA	59,817	23,748	11,816
Other abroad segments | Restated for inflation
Segment financial information
Revenues	403,327	386,415	408,484
Employee benefit expenses and severance payments	(36,795)	(38,331)	(28,378)
Fees for services, maintenance, materials and supplies	(54,199)	(43,260)	(47,823)
Taxes and fees with the Regulatory Authority	(16,234)	(13,832)	(13,441)
Commissions and advertising	(93,380)	(65,546)	(63,206)
Programming and content costs	(39,232)	(40,804)	(46,772)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(73,178)	(73,957)	(74,115)
Adjusted EBITDA	90,309	110,685	134,749
Other abroad segments | Inflation restatement
Segment financial information
Revenues	136,412	304,538	371,834
Employee benefit expenses and severance payments	(12,345)	(30,054)	(25,827)
Fees for services, maintenance, materials and supplies	(18,360)	(33,968)	(43,458)
Taxes and fees with the Regulatory Authority	(5,303)	(10,864)	(12,247)
Commissions and advertising	(30,903)	(52,200)	(57,338)
Programming and content costs	(13,662)	(32,272)	(42,487)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(25,347)	(58,243)	(67,544)
Adjusted EBITDA	$ 30,492	$ 86,937	$ 122,933